Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000107855 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000107855 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107855 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000107855 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000107855 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107855 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107855 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107855 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107855 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107855 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107855 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000107855 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000107855 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000107855 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000107855 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000107855 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107855 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107855 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107855 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107855 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145658 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000145658 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000145658 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000145658 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000145658 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145658 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145658 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145658 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145658 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145658 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000145658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000145658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000145658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000145658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000145658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000145658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145658 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107856 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000107856 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107856 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000107856 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000107856 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107856 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107856 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107856 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107856 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107856 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107856 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000107856 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000107856 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000107856 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000107856 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000107856 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107856 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107856 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107856 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107856 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107857 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000107857 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107857 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000107857 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000107857 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107857 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107857 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107857 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107857 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107857 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107857 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000107857 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000107857 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000107857 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000107857 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000107857 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107857 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107857 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107857 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107857 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153994 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000153994 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153994 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000153994 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000153994 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000153994 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153994 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153994 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153994 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153994 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153994 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000153994 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153994 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000153994 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000153994 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153994 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153994 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153994 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153994 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153994 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153995 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000153995 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153995 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000153995 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000153995 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000153995 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153995 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153995 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153995 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153995 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000153995 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000153995 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000153995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153995 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153995 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153996 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000153996 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153996 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000153996 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000153996 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000153996 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153996 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153996 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153996 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153996 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000153996 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000153996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000153996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153996 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153996 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%